                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number    811-07843
                                  ----------------------------------------------

                          J.P. Morgan Mutual Fund Select Group
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              522 Fifth Avenue, New York,                    NY 10036
--------------------------------------------------------------------------------
        (Address of principal executive offices)       (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   -----------------------------
Date of fiscal year end:  December 31, 2004
                        --------------------------------------------------------

Date of reporting period: September 30, 2004
                         -------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

                          JPMORGAN MID CAP EQUITY FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                  (Unaudited)


THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN MID CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)

    SHARES       ISSUER                                                                   VALUE
---------------------------------------------------------------------------------------------------------
                 LONG - TERM INVESTMENTS - 97.3%

                 COMMON STOCKS -- 97.3%
                 AEROSPACE -- 1.0%
            24   Rockwell Collins, Inc.                                                   $           906
            27   United Defense Industries, Inc. *                                                  1,064

                                                                                          ---------------
                                                                                                    1,970
                 AGRICULTURAL PRODUCTION/SERVICES -- 0.3%
            13   Bunge LTD (Bermuda)                                                                  516
                 AIRLINES -- 0.5%
            68   SkyWest, Inc. (l)                                                                  1,022
                 APPAREL -- 2.7%
            24   Coach, Inc. *                                                                        997
            35   Columbia Sportswear Co. *                                                          1,924
            48   VF Corp.                                                                           2,354

                                                                                          ---------------
                                                                                                    5,275
                 AUTOMOTIVE -- 2.6%
            26   Autoliv, Inc. (Sweden)                                                             1,032
            17   BorgWarner, Inc.                                                                     727
            18   Gentex Corp. (l)                                                                     639
            19   Genuine Parts Co.                                                                    710
            18   Oshkosh Truck Corp.                                                                1,021
            19   Polaris Industries, Inc. (l)                                                       1,059

                                                                                          ---------------
                                                                                                    5,188
                 BANKING -- 6.2%
            16   BOK Financial Corp. *                                                                724
            15   Cullen/Frost Bankers, Inc.                                                           716
            28   M&T Bank Corp.                                                                     2,631
            57   North Fork Bancorporation, Inc. (l)                                                2,516
            12   Northern Trust Corp.                                                                 494
            42   TCF Financial Corp.                                                                1,275
            15   Webster Financial Corp.                                                              721
            70   Wilmington Trust Corp.                                                             2,531
            11   Zions Bancorporation                                                                 696

                                                                                          ---------------
                                                                                                   12,304
                 BIOTECHNOLOGY -- 1.1%
            19   Genzyme Corp. *                                                                    1,015
            33   Gilead Sciences, Inc. *                                                            1,241

                                                                                          ---------------
                                                                                                    2,256

                 BROADCASTING/CABLE -- 0.4%
            28   Univision Communications, Inc., Class A *                                            876
                 BUSINESS SERVICES -- 2.5%
            33   Affiliated Computer Services, Inc., Class A *                                      1,838
            29   Deluxe Corp.                                                                       1,173

            32   IMS Health, Inc.                                                                     756
            62   Interactive Data Corp. *                                                           1,157

                                                                                          ---------------
                                                                                                    4,924
                 CHEMICALS -- 1.7%
            16   Albemarle Corp.                                                                      554
            11   Ashland, Inc.                                                                        622
            24   Sigma-Aldrich Corp.                                                                1,416
            19   The Sherwin-Williams Co.                                                             853

                                                                                          ---------------
                                                                                                    3,445
                 COMPUTER NETWORKS -- 0.7%
            30   Juniper Networks, Inc. *                                                             703
            32   Network Appliance, Inc. *                                                            728

                                                                                          ---------------
                                                                                                    1,431
                 COMPUTER SOFTWARE -- 3.7%
            22   Adobe Systems, Inc.                                                                1,096
            16   Cognos, Inc. (Canada) *                                                              552
            68   Computer Associates International, Inc.                                            1,789
            17   DST Systems, Inc. *                                                                  734
            16   Dun & Bradstreet Corp. *                                                             960
            21   Fiserv, Inc. *                                                                       741
            20   NAVTEQ Corp. *                                                                       697
            35   VERITAS Software Corp. *                                                             629

                                                                                          ---------------
                                                                                                    7,198
                 COMPUTERS/COMPUTER HARDWARE -- 2.8%
            19   Apple Computer, Inc. *                                                               732
            20   Lexmark International, Inc., Class A *                                             1,664
            30   NCR Corp. *                                                                        1,490
            22   Tech Data Corp. *                                                                    843
            14   Zebra Technologies Corp., Class A *                                                  859

                                                                                          ---------------
                                                                                                    5,588
                 CONSTRUCTION -- 0.4%
            15   Lennar Corp., Class A                                                                704
                 CONSTRUCTION MATERIALS -- 1.3%
            32   Florida Rock Industries, Inc.                                                      1,577
            21   Vulcan Materials Co.                                                               1,065

                                                                                          ---------------
                                                                                                    2,642
                 CONSUMER PRODUCTS -- 1.2%
            17   Fortune Brands, Inc.                                                               1,275
            71   Tempur-Pedic International, Inc. * (l)                                             1,061

                                                                                          ---------------
                                                                                                    2,336
                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 3.8%
            62   Amphenol Corp., Class A *                                                          2,138
            43   Arrow Electronics, Inc. *                                                            965
            27   Fisher Scientific International * (l)                                              1,601
            45   Flextronics International LTD (Singapore) *                                          590
            31   Jabil Circuit, Inc. *                                                                718
            26   Tektronix, Inc.                                                                      861
            55   Vishay Intertechnology, Inc. *                                                       708

                                                                                          ---------------
                                                                                                    7,581

                 ENTERTAINMENT/LEISURE -- 0.9%
            24   Regal Entertainment Group, Class A (l)                                               458
            30   Royal Caribbean Cruises LTD                                                        1,302

                                                                                          ---------------
                                                                                                    1,760
                 ENVIRONMENTAL SERVICES -- 0.7%
            48   Republic Services, Inc.                                                            1,417
                 FINANCIAL SERVICES -- 4.1%
            73   AmeriCredit Corp. *                                                                1,517
            90   Ameritrade Holding Corp. *                                                         1,077
            22   Golden West Financial Corp.                                                        2,419
            20   Legg Mason, Inc.                                                                   1,039
            38   T. Rowe Price Group, Inc.                                                          1,946

                                                                                          ---------------
                                                                                                    7,998
                 FOOD/BEVERAGE PRODUCTS -- 2.1%
            12   Brown-Forman Corp., Class B                                                          571
            19   Constellation Brands, Inc., Class A *                                                712
            27   Dean Foods Co. *                                                                     811
            40   Hormel Foods Corp.                                                                 1,068
            21   The J.M. Smucker Co.                                                                 948

                                                                                          ---------------
                                                                                                    4,110
                 HEALTH CARE/HEALTH CARE SERVICES -- 6.8%
            12   Aetna, Inc.                                                                        1,199
             8   Beckman Coulter, Inc.                                                                457
            20   Biomet, Inc.                                                                         917
            44   Caremark Rx, Inc. *                                                                1,413
            13   Covance, Inc. *                                                                      510
            16   Coventry Health Care, Inc. *                                                         865
            19   Cytyc Corp. *                                                                        461
            40   DaVita, Inc. *                                                                     1,241
            25   Laboratory Corp. of America Holdings *                                             1,080
            33   Lincare Holdings, Inc. *                                                             972
            42   Omnicare, Inc.                                                                     1,193
             8   Quest Diagnostics, Inc.                                                              697
            10   Renal Care Group, Inc. *                                                             309
            13   St. Jude Medical, Inc. *                                                             975
            20   Triad Hospitals, Inc. *                                                              680
             6   Zimmer Holdings, Inc. *                                                              482

                                                                                          ---------------
                                                                                                   13,451
                 HOTELS/OTHER LODGING -- 0.9%
            27   Fairmont Hotels & Resorts, Inc. (Canada)                                             738
            53   Hilton Hotels Corp.                                                                  989

                                                                                          ---------------
                                                                                                    1,727
                 INSURANCE -- 6.6%
             9   AMBAC Financial Group, Inc.                                                          748
           100   Assurant, Inc.                                                                     2,589
            30   Cincinnati Financial Corp.                                                         1,229
            53   IPC Holdings LTD (Bermuda)                                                         1,999
            23   MGIC Investment Corp.                                                              1,524
            73   Old Republic International Corp.                                                   1,828
            14   PartnerRe LTD (Bermuda)                                                              777
            30   Principal Financial Group, Inc.                                                    1,083

            11   SAFECO Corp.                                                                         479
            23   Willis Group Holdings LTD (United Kingdom)                                           864

                                                                                          ---------------
                                                                                                   13,120
                 INTERNET SERVICES/SOFTWARE -- 0.5%
            23   CheckFree Corp. * (l)                                                                641
            28   Netflix, Inc. * (l)                                                                  433

                                                                                          ---------------
                                                                                                    1,074
                 MACHINERY & ENGINEERING EQUIPMENT -- 0.0%^
             1   IDEX Corp.                                                                            45
                 MANUFACTURING -- 3.9%
            19   Carlisle Companies, Inc.                                                           1,202
            19   Cooper Industries LTD, Class A                                                     1,133
            40   Crane Co.                                                                          1,145
            39   Donaldson Co., Inc. (l)                                                            1,104
            45   Harsco Corp.                                                                       2,014
            13   ITT Industries, Inc.                                                               1,048

                                                                                          ---------------
                                                                                                    7,646
                 METALS/MINING -- 0.8%
            21   CONSOL Energy, Inc. (l)                                                              740
            15   Precision Castparts Corp.                                                            927

                                                                                          ---------------
                                                                                                    1,667
                 MULTI-MEDIA -- 2.3%
            18   Dex Media, Inc. *                                                                    385
            19   Gannett Co., Inc.                                                                  1,600
             9   Knight Ridder, Inc.                                                                  576
            42   The E.W. Scripps Co., Class A                                                      2,026

                                                                                          ---------------
                                                                                                    4,587
                 OFFICE/BUSINESS EQUIPMENT -- 0.4%
            50   Xerox Corp. *                                                                        698
                 OIL & GAS -- 5.0%
            18   BJ Services Co.                                                                      938
            40   Burlington Resources, Inc.                                                         1,624
            31   Devon Energy Corp.                                                                 2,187
             8   Energen Corp.                                                                        423
            10   Equitable Resources, Inc.                                                            521
            22   FMC Technologies, Inc. *                                                             743
            19   Nabors Industries LTD (Barbados) *                                                   883
            20   Newfield Exploration Co. *                                                         1,216
            36   Premcor, Inc. *                                                                    1,390

                                                                                          ---------------
                                                                                                    9,925
                 PACKAGING -- 0.6%
             4   Ball Corp.                                                                           157
            42   Pactiv Corp. *                                                                       970

                                                                                          ---------------
                                                                                                    1,127

                 PAPER/FOREST PRODUCTS -- 0.8%
            24   Plum Creek Timber Co., Inc.                                                          837
            17   Rayonier, Inc.                                                                       779

                                                                                          ---------------
                                                                                                    1,616

                 PHARMACEUTICALS -- 3.3%
            29   Andrx Corp. *                                                                        648

            11   Celgene Corp. *                                                                      652
            34   IVAX Corp. * (l)                                                                     643
            24   Medicis Pharmaceutical Corp., Class A                                                951
            88   NBTY, Inc. *                                                                       1,900
             7   OSI Pharmaceuticals, Inc. *                                                          452
            13   Sepracor, Inc. * (l)                                                                 620
            27   Valeant Pharmaceuticals International (l)                                            651

                                                                                          ---------------
                                                                                                    6,517
                 PIPELINES -- 1.2%
            37   Kinder Morgan, Inc.                                                                2,312
                 REAL ESTATE -- 1.3%
            41   Brookfield Properties Corp. (Canada)                                               1,313
            20   LNR Property Corp.                                                                 1,251

                                                                                          ---------------
                                                                                                    2,564
                 REAL ESTATE INVESTMENT TRUST -- 1.1%
            18   Kimco Realty Corp.                                                                   923
            16   PS Business Parks, Inc.                                                              634
            12   Public Storage, Inc.                                                                 580

                                                                                          ---------------
                                                                                                    2,137
                 RESTAURANTS/FOOD SERVICES -- 1.6%
            33   Applebee's International, Inc.                                                       832
            39   Outback Steakhouse, Inc.                                                           1,598
            18   The Cheesecake Factory, Inc. * (l)                                                   777

                                                                                          ---------------
                                                                                                    3,207
                 RETAILING -- 8.6%
            22   Abercrombie & Fitch Co., Class A                                                     688
            21   Advanced Auto Parts, Inc. * (l)                                                      722
            61   Autonation, Inc. *                                                                 1,047
            34   AutoZone, Inc. *                                                                   2,610
            30   CarMax, Inc. * (l)                                                                   656
            19   CDW Corp.                                                                          1,114
            19   Chico's FAS, Inc. * (l)                                                              640
            66   Circuit City Stores, Inc.                                                          1,019
            60   Family Dollar Stores, Inc.                                                         1,626
            47   Foot Locker, Inc.                                                                  1,114
            22   MSC Industrial Direct Co., Class A (l)                                               760
            24   PETsMART, Inc. (l)                                                                   681
            23   RadioShack Corp.                                                                     654
            12   The May Department Stores Co.                                                        313
            68   The TJX Companies, Inc.                                                            1,499
            36   Tiffany & Co.                                                                      1,111
            27   Tuesday Morning Corp. *                                                              835

                                                                                          ---------------
                                                                                                   17,089
                 SEMI-CONDUCTORS -- 2.0%
            32   Altera Corp. *                                                                       620
            18   Broadcom Corp., Class A *                                                            501
            17   KLA-Tencor Corp. *                                                                   705
            25   Linear Technology Corp.                                                              891
            26   Microchip Technology, Inc.                                                           690
            18   Novellus Systems, Inc. *                                                             483

                                                                                          ---------------
                                                                                                    3,890

                 SHIPPING/TRANSPORTATION -- 0.6%
            27   Ryder System, Inc.                                                                 1,265
                 TELECOMMUNICATIONS -- 4.1%
            32   Adtran, Inc.                                                                         717
            32   Alltel Corp.                                                                       1,741
            46   Avaya, Inc. *                                                                        645
            67   CenturyTel, Inc.                                                                   2,283
            30   Nextel Communications, Inc., Class A *                                               726
            61   Nextel Partners, Inc., Class A * (l)                                               1,017
            12   Telephone & Data Systems, Inc.                                                     1,018

                                                                                          ---------------
                                                                                                    8,147
                 TELECOMMUNICATIONS EQUIPMENT -- 0.7%
            59   Corning, Inc. *                                                                      649
            37   Polycom, Inc. *                                                                      738

                                                                                          ---------------
                                                                                                    1,387
                 TEXTILES -- 1.3%
            33   Mohawk Industries, Inc. *                                                          2,600
                 UTILITIES -- 2.2%
            18   Dominion Resources, Inc.                                                           1,201
            27   Energy East Corp.                                                                    670
            29   SCANA Corp.                                                                        1,090
            28   Sempra Energy                                                                      1,013
            20   Westar Energy, Inc.                                                                  402

                                                                                          ---------------
                                                                                                    4,376

---------------------------------------------------------------------------------------------------------
                 Total Common Stocks                                                              192,715
                 (Cost $159,294)

               SHORT - TERM INVESTMENTS - 2.0%
---------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 2.0%
         3,920   JPMorgan Prime Money Market Fund (a)                                               3,920
                 (Cost $3,920)

---------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 99.3%                                               $       196,635
                 (COST $163,214)
                 OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.7%                                      1,447

                 NET ASSETS -- 100.0%                                                             198,082
---------------------------------------------------------------------------------------------------------

Percentages indicated are based on net assets of $198,082.

SHARES                                                                                          VALUE
---------------------------------------------------------------------------------------------------------
                 COLLATERAL INVESTMENTS

                 MONEY MARKET FUND (c)
           100   Barclays Global Investors Prime Money Market Fund                        $           100

   PRINCIPAL
    AMOUNT
    (USD)
---------------------------------------------------------------------------------------------------------
                 REPURCHASE AGREEMENT (c)
$       13,485   HSBC Securities, Inc., 1.94%, dated 9/30/04, due 10/01/04, proceeds $13,486, secured by U.S. Government Agency
                 Securities                                                                        13,485
---------------------------------------------------------------------------------------------------------
                                                                                          $        13,585
---------------------------------------------------------------------------------------------------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows:

                            GROSS             GROSS        NET UNREALIZED
       AGGREGATE          UNREALIZED        UNREALIZED      APPRECIATION
         COST            APPRECIATION      DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------
$        163,214       $        35,932     $   (2,511)     $     33,421

ABBREVIATIONS:
^    -    Amount rounds to less than 0.1%.
*    -    Non-income producing security.
(a)  -    Affiliated. Money market fund registered under the Investment
          Company Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(c)  -    Investment of cash collateral for portfolio securities on loan.
(l)  -    Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD  -    United States Dollar.


FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

                      JPMORGAN TRUST SMALL CAP EQUITY FUND

                SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2004

                                   (UNAUDITED)

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

JPMORGAN TRUST SMALL CAP EQUITY FUND
PORTFOLIO OF INVESTMENTS

As of September 30, 2004 (unaudited)
(Amounts in thousands)


    SHARES       ISSUER                                                                        VALUE
---------------------------------------------------------------------------------------------------------
            LONG - TERM INVESTMENTS - 98.1%

                 COMMON STOCKS -- 94.6%
                 ADVERTISING -- 0.4%
             6   ADVO, Inc. (l)                                                           $           195
            15   aQuantive, Inc. * (l)                                                                146
             5   Catalina Marketing Corp. (l)                                                         120
            19   R.H. Donnelley Corp. * (l)                                                           928
            24   SITEL Corp. *                                                                         51

                                                                                          ---------------
                                                                                                    1,440
                 AEROSPACE -- 1.7%
            33   Aviall, Inc. *                                                                       667
             4   Curtiss-Wright Corp. (l)                                                             252
            34   Esterline Technologies Corp. *                                                     1,052
            15   HEICO Corp. (l)                                                                      258
            19   Kaman Corp., Class A                                                                 221
            69   Moog, Inc., Class A *                                                              2,516
            50   Orbital Sciences Corp. * (l)                                                         573

                                                                                          ---------------
                                                                                                    5,539
                 AIRLINES -- 0.6%
            83   Delta Air Lines, Inc. * (l)                                                          272
            75   ExpressJet Holdings, Inc. * (l)                                                      749
             4   FLYi, Inc. * (l)                                                                      14
            43   Mesa Air Group, Inc. * (l)                                                           219
            31   Pinnacle Airlines Corp. *                                                            314
            38   SkyWest, Inc. (l)                                                                    569

                                                                                          ---------------
                                                                                                    2,137
                 APPAREL -- 0.9%
             8   DHB Industries, Inc. *                                                               114
            18   Kellwood Co.                                                                         638
            18   Kenneth Cole Productions, Inc., Class A (l)                                          518
            38   Quiksilver, Inc. *                                                                   955
            66   Tommy Hilfiger Corp. (Hong Kong) *                                                   654

                                                                                          ---------------
                                                                                                    2,879
                 APPLIANCES & HOUSEHOLD DURABLES -- 0.4%
            21   Furniture Brands International, Inc. (l)                                             532
            77   Jacuzzi Brands, Inc. *                                                               716

                                                                                          ---------------
                                                                                                    1,248
                 AUTOMOTIVE -- 1.1%
            38   ArvinMeritor, Inc. (l)                                                               716
            30   Hayes Lemmerz International, Inc. *                                                  304
            21   Lithia Motors, Inc., Class A (l)                                                     440
             9   Sonic Automotive, Inc.                                                               174

            35   Tenneco Automotive, Inc. *                                                           455
            32   Tower Automotive, Inc. * (l)                                                          66
           115   Visteon Corp. (l)                                                                    921
            16   Wabash National Corp. *                                                              442
             5   Winnebago Industries, Inc. (l)                                                       173

                                                                                          ---------------
                                                                                                    3,691
                 BANKING -- 9.3%
             5   ABC Bancorp                                                                          107
            14   Amcore Financial, Inc. (l)                                                           394
             3   AmericanWest Bancorp *                                                                55
             2   Bancfirst Corp.                                                                      103
            33   Bank of the Ozarks, Inc. (l)                                                         978
            87   BankAtlantic Bancorp, Inc., Class A                                                1,601
             2   Capital Corp of the West                                                              99
            11   Capitol Bancorp LTD                                                                  320
             6   Center Financial Corp.                                                               110
            16   Central Pacific Financial Corp. (l)                                                  438
             9   Chemical Financial Corp. (l)                                                         314
             5   City Holding Co.                                                                     158
             7   City National Corp.                                                                  448
            10   Columbia Banking Systems, Inc.                                                       231
             8   Commercial Capital Bancorp, Inc.                                                     191
            81   Community Bank System, Inc. (l)                                                    2,031
             7   Community Trust Bancorp, Inc.                                                        202
            37   Corus Bankshares, Inc.                                                             1,591
             9   Dime Community Bancshares                                                            148
            39   EuroBancshares, Inc. (Puerto Rico) *                                                 729
            25   First Bancorp (Puerto Rico) (l)                                                    1,183
            10   First Niagara Financial Group, Inc. (l)                                              138
             4   First Republic Bank                                                                  175
            16   First State Bancorporation                                                           492
            32   Flagstar Bancorp, Inc. (l)                                                           683
             9   Glacier Bancorp, Inc.                                                                265
            28   Gold Banc Corp., Inc.                                                                382
            17   Greater Bay Bancorp (l)                                                              483
            17   Hudson River Bancorp                                                                 315
            30   IBERIABANK Corp.                                                                   1,726
            21   Independent Bank Corp. - Michigan                                                    572
            44   Irwin Financial Corp. (l)                                                          1,123
             2   Macatawa Bank Corp. (l)                                                               67
             6   MB Financial, Inc.                                                                   246
            11   Mercantile Bank Corp.                                                                369
            10   Nara Bancorp, Inc.                                                                   208
            44   NetBank, Inc. (l)                                                                    442
            16   Oriental Financial Group, Inc. (Puerto Rico)                                         419
             5   Peoples Bancorp, Inc. (l)                                                            129
            36   PrivateBancorp, Inc. (l)                                                             979
            42   Provident Bancorp, Inc.                                                              495
            60   R&G Financial Corp. (Puerto Rico), Class B (l)                                     2,300
             2   Republic Bancorp, Inc. - Kentucky, Class A                                            44

            28   Republic Bancorp, Inc. - Michigan                                                    430
             5   Simmons First National Corp., Class A                                                120
             4   Southwest Bancorp, Inc. (l)                                                           79
             2   State Financial Services Corp., Class A                                               60
             8   Sterling Bancorp (l)                                                                 216
            48   Sterling Bancshares, Inc.                                                            651
            16   Sterling Financial Corp. - Washington *                                              567
            24   Summit Bancshares, Inc.                                                              781
             8   Sun Bancorp, Inc. *                                                                  169
             2   Taylor Capital Group, Inc.                                                            53
             5   TriCo Bancshares                                                                     100
             9   Umpqua Holdings Corp.                                                                192
            73   W Holding Co., Inc. (Puerto Rico)                                                  1,387
            26   West Coast Bancorp (l)                                                               542
            25   Westamerica Bancorporation                                                         1,372
             2   Western Sierra Bancorp *                                                              70
             7   Wilshire Bancorp, Inc. * (l)                                                         208
             6   Wintrust Financial Corp. (l)                                                         367

                                                                                          ---------------
                                                                                                   30,847
                 BIOTECHNOLOGY -- 1.9%
            13   Abgenix, Inc. * (l)                                                                  132
            20   Aksys LTD * (l)                                                                       93
             8   Alexion Pharmaceuticals, Inc. *                                                      139
            15   Applera Corp. - Celera Genomics Group *                                              173
            10   Ariad Pharmaceuticals, Inc. * (l)                                                     68
             2   Bio-Rad Laboratories, Inc., Class A * (l)                                            107
            18   Cell Genesys, Inc. *                                                                 161
            26   Cytogen Corp. * (l)                                                                  277
            45   Cytokinetics, Inc. *                                                                 593
            11   Diversa Corp. * (l)                                                                   88
            26   Encysive Pharmaceuticals, Inc. *                                                     236
            14   Enzon Pharmaceuticals, Inc. * (l)                                                    219
             5   Exelixis, Inc. *                                                                      43
           215   Genelabs Technologies * (l)                                                          561
            25   Human Genome Sciences, Inc. *                                                        277
           100   Incyte Corp. * (l)                                                                   963
            13   Integra LifeSciences Holdings Corp. * (l)                                            421
            23   Maxygen, Inc. *                                                                      228
            36   Regeneration Technologies, Inc. *                                                    286
            38   Seattle Genetics, Inc. * (l)                                                         251
            28   Telik, Inc. * (l)                                                                    624
            11   Transkaryotic Therapies, Inc. * (l)                                                  202

                                                                                          ---------------
                                                                                                    6,142

                 BROADCASTING/CABLE -- 0.3%
            68   Charter Communications, Inc., Class A * (l)                                          180
           106   Mediacom Communications Corp., Class A * (l)                                         689
             9   Saga Communications, Inc., Class A * (l)                                             146
            10   Sinclair Broadcast Group, Inc., Class A (l)                                           73

                                                                                          ---------------
                                                                                                    1,088

                 BUSINESS SERVICES -- 1.9%
             5   Banta Corp.                                                                          211
            16   CSG Systems International, Inc. *                                                    242
            12   Digital River, Inc. * (l)                                                            360
            26   Dollar Thrifty Automotive Group, Inc. *                                              633
            57   Gartner, Inc., Class A * (l)                                                         666
             3   Gevity HR, Inc.                                                                       45
            15   Harris Interactive, Inc. *                                                            96
            23   Heidrick & Struggles International, Inc. * (l)                                       665
            31   Labor Ready, Inc. * (l)                                                              429
             9   Metris Companies, Inc. *                                                              92
            33   Navigant Consulting, Inc. * (l)                                                      717
            12   PDI, Inc. *                                                                          324
            15   Pre-Paid Legal Services, Inc. * (l)                                                  390
            17   Quanta Services, Inc. * (l)                                                          101
            66   Spherion Corp. * (l)                                                                 514
            47   TeleTech Holdings, Inc. * (l)                                                        446
            13   Tyler Technologies, Inc. *                                                           112
            13   Valassis Communications, Inc. *                                                      382

                                                                                          ---------------
                                                                                                    6,425
                 CHEMICALS -- 2.5%
             6   Aceto Corp.                                                                           84
            14   Albemarle Corp.                                                                      481
            16   Cabot Microelectronics Corp. * (l)                                                   566
            13   Cytec Industries, Inc.                                                               612
            18   FMC Corp. *                                                                          865
            38   Georgia Gulf Corp. (l)                                                             1,702
             4   HB Fuller Co.                                                                        107
            36   Hercules, Inc. *                                                                     509
            51   IMC Global, Inc. * (l)                                                               888
            22   Kronos Worldwide, Inc. (l)                                                           864
            12   NewMarket Corp. *                                                                    253
            17   Octel Corp. (United Kingdom)                                                         357
             8   OM Group, Inc. *                                                                     303
            55   PolyOne Corp. *                                                                      414
            30   W.R. Grace & Co. * (l)                                                               283

                                                                                          ---------------
                                                                                                    8,288
                 COMPUTER NETWORKS -- 1.2%
            55   Adaptec, Inc. * (l)                                                                  420
            36   Anixter International, Inc. (l)                                                    1,259
            15   Black Box Corp. (l)                                                                  562
            95   Brocade Communications Systems, Inc. *                                               534
            14   Factset Research Systems, Inc. (l)                                                   689
            18   SafeNet, Inc. *                                                                      480

                                                                                          ---------------
                                                                                                    3,944

                 COMPUTER SOFTWARE -- 4.2%
            15   Ariba, Inc. * (l)                                                                    141
            14   Ascential Software Corp. *                                                           185
            22   Aspen Technology, Inc. *                                                             154
            30   Atari, Inc. *                                                                         47

            17   CACI International, Inc., Class A *                                                  892
             9   Cerner Corp. * (l)                                                                   402
            52   Ciber, Inc. *                                                                        390
            41   Computer Programs & Systems, Inc. (l)                                                812
            18   Dendrite International, Inc. *                                                       292
            10   DSP Group, Inc. *                                                                    211
            26   E.piphany, Inc. *                                                                    104
            11   Echelon Corp. * (l)                                                                   83
            11   EPIQ Systems, Inc. * (l)                                                             171
             7   FileNet Corp. * (l)                                                                  113
            23   Hyperion Solutions Corp. *                                                           782
            19   Informatica Corp. *                                                                  110
            22   Intergraph Corp. *                                                                   598
            14   JDA Software Group, Inc. * (l)                                                       150
             5   Kronos, Inc. *                                                                       221
            23   Lexar Media, Inc. * (l)                                                              196
            16   Magma Design Automation, Inc. * (l)                                                  234
            12   Manhattan Associates, Inc. *                                                         298
            38   ManTech International Corp., Class A *                                               715
            10   Manugistics Group, Inc. *                                                             24
            10   MAPICS, Inc. *                                                                        91
            32   Mentor Graphics Corp. * (l)                                                          350
             4   MicroStrategy, Inc., Class A * (l)                                                   144
            19   MRO Software, Inc. *                                                                 192
             4   PalmSource, Inc. * (l)                                                                89
           116   Parametric Technology Corp. *                                                        614
             9   Pegasystems, Inc. *                                                                   59
            34   Per-Se Technologies, Inc. *                                                          465
            35   Perot Systems Corp., Class A *                                                       569
            38   Progress Software Corp. *                                                            760
             1   Quality Systems, Inc. *                                                               66
            10   Quest Software, Inc. *                                                               109
            15   Retek, Inc. *                                                                         68
            57   Secure Computing Corp. *                                                             431
             2   SPSS, Inc. *                                                                          29
             5   SRA International, Inc., Class A * (l)                                               247
             4   SS&C Technologies, Inc.                                                               70
             3   Stratasys, Inc. *                                                                     95
            30   Take-Two Interactive Software, Inc. *                                                993
             5   TALX Corp.                                                                           111
             5   TradeStation Group, Inc. * (l)                                                        28
            19   Transaction Systems Architects, Inc., Class A *                                      361
             9   webMethods, Inc. *                                                                    50
            36   Wind River Systems, Inc. *                                                           433

                                                                                          ---------------
                                                                                                   13,749

                 COMPUTERS/COMPUTER HARDWARE -- 1.2%
            15   Advanced Digital Information Corp. *                                                 130
            36   Agilysys, Inc. (l)                                                                   617
            11   Dot Hill Systems Corp. *                                                              91
             5   Electronics for Imaging, Inc. *                                                       84
            35   Gateway, Inc. *                                                                      174

            25   Hutchinson Technology, Inc. * (l)                                                    663
             9   Imagistics International, Inc. * (l)                                                 289
            22   Imation Corp. (l)                                                                    780
            24   Komag, Inc. * (l)                                                                    339
            14   PalmOne, Inc. * (l)                                                                  426
            12   RadiSys Corp. *                                                                      162
            85   Silicon Graphics, Inc. * (l)                                                         121
            33   Sykes Enterprises, Inc. *                                                            150

                                                                                          ---------------
                                                                                                    4,026
                 CONSTRUCTION -- 0.8%
             4   Beazer Homes USA, Inc. (l)                                                           385
            60   Champion Enterprises, Inc. * (l)                                                     615
             7   Dycom Industries, Inc. *                                                             202
            22   Levitt Corp., Class A                                                                514
             6   Meritage Corp. *                                                                     487
            15   WCI Communities, Inc. * (l)                                                          340

                                                                                          ---------------
                                                                                                    2,543
                 CONSTRUCTION MATERIALS -- 1.5%
             6   Ameron International Corp.                                                           211
            10   Eagle Materials, Inc. (l)                                                            699
            13   ElkCorp (l)                                                                          369
            20   NCI Building Systems, Inc. *                                                         648
             8   Texas Industries, Inc. (l)                                                           396
            70   Universal Forest Products, Inc.                                                    2,390
            19   USG Corp. * (l)                                                                      339

                                                                                          ---------------
                                                                                                    5,052

                 CONSUMER PRODUCTS -- 1.0%
            18   American Greetings Corp., Class A * (l)                                              462
             2   CSS Industries, Inc.                                                                  74
            55   Revlon, Inc., Class A *                                                              138
             7   Stanley Furniture Company, Inc.                                                      312
             8   Toro Co.                                                                             546
            32   Tupperware Corp.                                                                     538
            27   Universal Corp.                                                                    1,220

                                                                                          ---------------
                                                                                                    3,290

                 CONSUMER SERVICES -- 1.0%
            17   Alderwoods Group, Inc. (Canada) *                                                    169
            13   Arbitron, Inc. *                                                                     483
            45   Exult, Inc. *                                                                        236
             8   First Health Group Corp. *                                                           127
             2   MemberWorks, Inc. * (l)                                                               58
            74   Rent-Way, Inc. * (l)                                                                 506
            17   Sotheby's Holdings, Inc., Class A *                                                  264
            13   SOURCECORP, Inc. *                                                                   279
            13   Startek, Inc. (l)                                                                    395
            71   Stewart Enterprises, Inc., Class A *                                                 492
            14   The GEO Group, Inc. *                                                                282

                                                                                          ---------------
                                                                                                    3,291
                 DISTRIBUTION -- 0.1%
             8   Building Material Holding Corp. (l)                                                  209

            16   WESCO International, Inc. *                                                          386

                                                                                          ---------------
                                                                                                      595

                 ELECTRONICS/ELECTRICAL EQUIPMENT -- 1.9%
             4   Analogic Corp.                                                                       146
             3   BEI Technologies, Inc.                                                                90
             8   Bel Fuse, Inc., Class B (l)                                                          265
            23   Benchmark Electronics, Inc. *                                                        673
            12   Checkpoint Systems, Inc. * (l)                                                       192
            25   CTS Corp. (l)                                                                        312
            10   Electro Scientific Industries, Inc. *                                                179
            20   Encore Wire Corp. *                                                                  259
             3   FARO Technologies, Inc. *                                                             59
            15   Integrated Electrical Services, Inc. * (l)                                            72
            15   Itron, Inc. *                                                                        265
             6   MTS Systems Corp.                                                                    117
            11   Planar Systems, Inc. * (l)                                                           121
            22   Power-One, Inc. *                                                                    143
            33   Rayovac Corp. *                                                                      869
            11   ROFIN-SINAR Technologies, Inc. *                                                     311
            25   Stoneridge, Inc. *                                                                   357
            23   Sypris Solutions, Inc. (l)                                                           310
            21   Trimble Navigation LTD *                                                             660
            38   TTM Technologies, Inc. *                                                             337
            13   Valence Technology, Inc. * (l)                                                        45
            16   Watts Water Technologies, Inc., Class A                                              427
             6   Zygo Corp. * (l)                                                                      58

                                                                                          ---------------
                                                                                                    6,267
                 ENGINEERING SERVICES -- 0.3%
             9   URS Corp. *                                                                          227
            21   Washington Group International, Inc. * (l)                                           741

                                                                                          ---------------
                                                                                                      968
                 ENTERTAINMENT/LEISURE -- 2.3%
            34   AMC Entertainment, Inc. *                                                            653
            16   Ameristar Casinos, Inc.                                                              490
            12   Argosy Gaming Co. *                                                                  474
             7   Aztar Corp. * (l)                                                                    178
             8   Brunswick Corp.                                                                      343
            25   Callaway Golf Co. (l)                                                                262
            21   Carmike Cinemas, Inc.                                                                732
             5   Isle of Capri Casinos, Inc. *                                                         95
            19   K2, Inc. * (l)                                                                       275
            13   Macrovision Corp. *                                                                  306
            21   Multimedia Games, Inc. *                                                             324
            25   Navigant International, Inc. * (l)                                                   413
            20   Penn National Gaming, Inc. *                                                         824
            21   Pinnacle Entertainment, Inc. * (l)                                                   293
            61   Scientific Games Corp., Class A *                                                  1,166
            31   Thor Industries, Inc. (l)                                                            821
                                                                                          ---------------
                                                                                                    7,649

                 ENVIRONMENTAL SERVICES -- 0.2%
            15   Duratek, Inc. *                                                                      267
             5   Metal Management, Inc. *                                                              96
            10   Tetra Tech, Inc. *                                                                   127
             6   Waste Connections, Inc. *                                                            190

                                                                                          ---------------
                                                                                                      680
                 FINANCIAL SERVICES -- 1.7%
            19   Accredited Home Lenders Holding Co. * (l)                                            728
             8   Advanta Corp., Class B                                                               189
            12   Affiliated Managers Group, Inc. * (l)                                                659
             8   Coinstar, Inc. * (l)                                                                 193
            21   CompuCredit Corp. *                                                                  398
             3   Credit Acceptance Corp. *                                                             61
             4   Education Lending Group, Inc. * (l)                                                   59
             3   Encore Capital Group, Inc. * (l)                                                      62
             6   eSpeed, Inc., Class A *                                                               62
             6   Euronet Worldwide, Inc. *                                                            109
             6   ITLA Capital Corp. *                                                                 268
            20   Knight Trading Group, Inc., Class A * (l)                                            187
            23   New Century Financial Corp. * (l)                                                  1,397
            80   Safeguard Scientifics, Inc. *                                                        149
            23   World Acceptance Corp. *                                                             544
            12   WSFS Financial Corp.                                                                 615

                                                                                          ---------------
                                                                                                    5,680
                 FOOD/BEVERAGE PRODUCTS -- 0.9%
            62   Chiquita Brands International, Inc. * (l)                                          1,083
            16   Corn Products International, Inc.                                                    751
            11   Flowers Foods, Inc.                                                                  295
             6   J & J Snack Foods Corp. *                                                            249
            23   Sanderson Farms, Inc. (l)                                                            759

                                                                                          ---------------
                                                                                                    3,137
                 HEALTH CARE/HEALTH CARE SERVICES -- 6.5%
            20   Align Technology, Inc. *                                                             301
            25   Alliance Imaging, Inc. *                                                             185
            14   Animas Corp. * (l)                                                                   219
            22   Apria Healthcare Group, Inc. *                                                       597
             9   Arrow International, Inc.                                                            278
             7   ArthroCare Corp. * (l)                                                               205
            57   Beverly Enterprises, Inc. *                                                          435
            10   Biosite, Inc. * (l)                                                                  475
            17   Centene Corp. *                                                                      728
            36   CONMED Corp. * (l)                                                                   939
            11   CTI Molecular Imaging, Inc. * (l)                                                     90
            13   Diagnostic Products Corp.                                                            539
            75   Encore Medical Corp. *                                                               372
             6   Epix Medical, Inc. *                                                                 116
            11   Genesis HealthCare Corp. *                                                           328
            40   Gentiva Health Services *                                                            650
             4   Immucor, Inc. *                                                                      106
            26   Inveresk Research Group, Inc. *                                                      944

             7   Inverness Medical Innovations, Inc. * (l)                                            139
            62   Kindred Healthcare, Inc. * (l)                                                     1,504
            32   Kyphon, Inc. * (l)                                                                   795
            27   Mariner Health Care, Inc. *                                                          751
            16   Mentor Corp.                                                                         539
             8   Merit Medical Systems, Inc. * (l)                                                    119
            57   NeuroMetrix, Inc. * (l)                                                              565
             7   Ocular Sciences, Inc. *                                                              321
           158   Orthovita, Inc. *                                                                    707
            34   Owens & Minor, Inc. (l)                                                              861
            56   Palatin Technologies, Inc. *                                                         162
            25   Pediatrix Medical Group, Inc. *                                                    1,394
             5   Possis Medical, Inc. * (l)                                                            70
            24   Province Healthcare Co. *                                                            504
            56   PSS World Medical, Inc. * (l)                                                        565
            16   Sierra Health Services, Inc. * (l)                                                   767
            27   Sola International, Inc. * (l)                                                       512
            49   Steris Corp. * (l)                                                                 1,075
             6   SurModics, Inc. * (l)                                                                147
            16   Symbion, Inc. * (l)                                                                  258
             6   TECHNE Corp. * (l)                                                                   241
            36   United Surgical Partners International, Inc. * (l)                                 1,240
            33   VISX, Inc. *                                                                         670

                                                                                          ---------------
                                                                                                   21,413
                 HOTELS/OTHER LODGING -- 0.1%
            29   La Quinta Corp. *                                                                    225

                 INDUSTRIAL COMPONENTS -- 0.3%
             9   Hexcel Corp. * (l)                                                                   120
            62   Lennox International, Inc. (l)                                                       919

                                                                                          ---------------
                                                                                                    1,039
                 INSURANCE -- 2.3%
             4   AmerUs Group Co. (l)                                                                 148
            15   Argonaut Group, Inc. * (l)                                                           288
            69   Delphi Financial Group, Inc., Class A                                              2,751
            14   Direct General Corp. (l)                                                             416
            13   LandAmerica Financial Group, Inc. (l)                                                601
             4   NYMAGIC, Inc. (l)                                                                     83
            93   PMA Capital Corp., Class A * (l)                                                     701
            13   Selective Insurance Group                                                            469
            14   Stewart Information Services Corp.                                                   552
             1   The Navigators Group, Inc. * (l)                                                      23
             3   United Fire & Casualty Co.                                                           161
             9   Vesta Insurance Group, Inc.                                                           42
            34   Zenith National Insurance Corp.                                                    1,438

                                                                                          ---------------
                                                                                                    7,673
                 INTERNET SERVICES/SOFTWARE -- 2.3%
            26   AsiaInfo Holdings, Inc. (China) * (l)                                                124
             2   Blue Coat Systems, Inc. *                                                             27
           144   CMGI, Inc. * (l)                                                                     174

            53   CNET Networks, Inc. *                                                                481
             7   Corillian Corp. *                                                                     34
            11   Digital Insight Corp. * (l)                                                          147
            47   Digitas, Inc. * (l)                                                                  361
            50   DoubleClick, Inc. * (l)                                                              293
           124   EarthLink, Inc. *                                                                  1,281
             7   Equinix, Inc. *                                                                      228
            75   Homestore, Inc. * (l)                                                                173
             5   Infospace, Inc. * (l)                                                                246
            21   Internet Security Systems, Inc. *                                                    355
             3   Interwoven, Inc. *                                                                    20
            15   iPass, Inc. *                                                                         90
            13   j2 Global Communications, Inc. *                                                     417
            18   Lionbridge Technologies, Inc. *                                                      152
            71   LookSmart LTD *                                                                      105
            19   Mindspeed Technologies, Inc. * (l)                                                    39
            11   Netegrity, Inc. *                                                                     85
            16   Openwave Systems, Inc. * (l)                                                         143
             5   PC-Tel, Inc. *                                                                        44
            13   Portal Software, Inc. * (l)                                                           35
            12   ProQuest Co. *                                                                       296
            12   Redback Networks, Inc. *                                                              62
            55   SupportSoft, Inc. * (l)                                                              538
            32   United Online, Inc. * (l)                                                            308
            29   Valueclick, Inc. * (l)                                                               272
            19   WebEx Communications, Inc. * (l)                                                     404
            14   Websense, Inc. *                                                                     571

                                                                                          ---------------
                                                                                                    7,505
                 LEASING -- 0.3%
            34   GATX Corp. (l)                                                                       912
             7   Interpool, Inc.                                                                      128

                                                                                          ---------------
                                                                                                    1,040
                 MACHINERY & ENGINEERING EQUIPMENT -- 2.3%
            88   Applied Industrial Technologies, Inc.                                              3,145
            20   Astec Industries, Inc. *                                                             386
            26   Cascade Corp. (l)                                                                    716
            21   Flowserve Corp. *                                                                    517
            11   NACCO Industries, Inc., Class A                                                      939
             6   Sauer-Danfoss, Inc.                                                                  101
            10   Tecumseh Products Co., Class A                                                       402
            13   The Manitowoc Co., Inc.                                                              447
            15   UNOVA, Inc. * (l)                                                                    211
            21   York International Corp.                                                             676

                                                                                          ---------------
                                                                                                    7,540
                 MANUFACTURING -- 2.5%
            13   Albany International Corp., Class A                                                  393
            12   Armor Holdings, Inc. *                                                               483
            25   Barnes Group, Inc. (l)                                                               673
             9   Cyberoptics Corp. * (l)                                                              131
             5   ESCO Technologies, Inc. *                                                            305

            25   Fleetwood Enterprises, Inc. *                                                        383
            31   Griffon Corp. * (l)                                                                  652
            24   JLG Industries, Inc. (l)                                                             395
            24   Joy Global, Inc.                                                                     815
            24   Lincoln Electric Holdings, Inc. (l)                                                  762
            13   NN, Inc.                                                                             148
             8   Penn Engineering & Manufacturing Corp.                                               149
            32   Quanex Corp. (l)                                                                   1,650
            20   Terex Corp. *                                                                        855
            23   Walter Industries, Inc. (l)                                                          375

                                                                                          ---------------
                                                                                                    8,169
                 METALS/MINING -- 0.6%
            46   Commercial Metals Co.                                                              1,828
            11   Valmont Industries, Inc.                                                             225

                                                                                          ---------------
                                                                                                    2,053
                 MULTI-MEDIA -- 0.6%
            15   Emmis Communications Corp., Class A *                                                275
            14   Gray Television, Inc.                                                                167
            13   Insight Communications Co., Inc. *                                                   117
            14   Journal Register Co. *                                                               263
            62   Lodgenet Entertainment Corp. *                                                       821
            30   World Wrestling Entertainment, Inc.                                                  364

                                                                                          ---------------
                                                                                                    2,007
                 OFFICE/BUSINESS EQUIPMENT -- 0.5%
             4   General Binding Corp. *                                                               51
            35   Global Imaging Systems, Inc. * (l)                                                 1,072
            12   United Stationers, Inc. *                                                            508

                                                                                          ---------------
                                                                                                    1,631
                 OIL & GAS -- 6.4%
            11   Black Hills Corp. (l)                                                                292
             7   Callon Petroleum Co. *                                                                93
            18   Cimarex Energy Co. *                                                                 625
            10   Comstock Resources, Inc. *                                                           209
            49   Denbury Resources, Inc. *                                                          1,234
            36   Energen Corp.                                                                      1,834
             8   Energy Partners LTD *                                                                129
             3   Giant Industries, Inc. *                                                              73
            25   Gulf Island Fabrication, Inc.                                                        551
            19   Hanover Compressor Co. * (l)                                                         257
            11   Headwaters, Inc. * (l)                                                               349
            18   Helmerich & Payne, Inc.                                                              528
            62   Houston Exploration Co. *                                                          3,667
             9   Hydril Co. *                                                                         399
            90   Key Energy Services, Inc. *                                                          998
            19   Lone Star Technologies, Inc. *                                                       711
            16   Mission Resources Corp. *                                                            103
            29   Oceaneering International, Inc. * (l)                                              1,061
            12   Oil States International, Inc. *                                                     230
             6   Penn Virginia Corp.                                                                  238
            53   Southern Union Co. * (l)                                                           1,078

            29   Southwest Gas Corp.                                                                  690
            58   Southwestern Energy Co. * (l)                                                      2,447
            15   Stone Energy Corp. *                                                                 635
            32   Tesoro Petroleum Corp. * (l)                                                         942
            18   Todco, Class A *                                                                     304
            19   Veritas DGC, Inc. * (l)                                                              431
            41   Vintage Petroleum, Inc.                                                              831
             7   World Fuel Services Corp. (l)                                                        261

                                                                                          ---------------
                                                                                                   21,200
                 PACKAGING -- 0.6%
           107   Crown Holdings, Inc. *                                                             1,107
            20   Silgan Holdings, Inc.                                                                945

                                                                                          ---------------
                                                                                                    2,052
                 PAPER/FOREST PRODUCTS -- 0.2%
             9   Schweitzer-Mauduit International, Inc.                                               301
            27   Wausau-Mosinee Paper Corp.                                                           453

                                                                                          ---------------
                                                                                                      754
                 PHARMACEUTICALS -- 3.8%
            30   Able Laboratories, Inc. * (l)                                                        582
            56   Adolor Corp. *                                                                       624
            19   Alkermes, Inc. * (l)                                                                 220
             7   Antigenics, Inc. * (l)                                                                39
            29   AtheroGenics, Inc. * (l)                                                             962
            86   Auxilium Pharmaceuticals, Inc. *                                                     732
           414   AVANIR Pharmaceuticals, Class A *                                                  1,175
             6   Bradley Pharmaceuticals, Inc. * (l)                                                  128
            15   Corixa Corp. *                                                                        62
            75   Cubist Pharmaceuticals, Inc. *                                                       741
           139   Cypress Bioscience, Inc. * (l)                                                     1,624
             7   Dendreon Corp. * (l)                                                                  60
            16   Impax Laboratories, Inc. * (l)                                                       244
             9   Kos Pharmaceuticals, Inc. * (l)                                                      303
            21   Ligand Pharmaceuticals, Inc., Class B * (l)                                          209
            10   Medicines Co. * (l)                                                                  241
             6   NPS Pharmaceuticals, Inc. * (l)                                                      122
            12   Onyx Pharmaceuticals, Inc. * (l)                                                     520
            12   Par Pharmaceutical Companies, Inc. *                                                 428
            18   PolyMedica Corp. (l)                                                                 545
            16   Rigel Pharmaceuticals, Inc. * (l)                                                    395
             4   Tanox, Inc. * (l)                                                                     74
            38   United Therapeutics Corp. * (l)                                                    1,342
            39   Valeant Pharmaceuticals International                                                943
            21   Vertex Pharmaceuticals, Inc. * (l)                                                   224

                                                                                          ---------------
                                                                                                   12,539
                 PRINTING & PUBLISHING -- 0.3%
            48   Bowne & Co., Inc.                                                                    627
            15   John H. Harland Co. (l)                                                              477

                                                                                          ---------------
                                                                                                    1,104

                 REAL ESTATE -- 0.1%
             5   LNR Property Corp.                                                                   316

                 REAL ESTATE INVESTMENT TRUST -- 6.9%
            38   Affordable Residential Communities, Inc.                                             555
             4   Alexandria Real Estate Equities, Inc.                                                276
           108   American Financial Realty Trust                                                    1,520
            43   American Home Mortgage Investment Corp.                                            1,199
            44   Anthracite Capital, Inc.                                                             488
            24   Capital Automotive Real Estate Investment Trust                                      750
            86   CarrAmerica Realty Corp.                                                           2,807
            18   Entertainment Properties Trust                                                       696
            77   Equity Inns, Inc. (l)                                                                760
            20   Gables Residential Trust                                                             666
            82   Government Properties Trust, Inc.                                                    777
            22   Highwoods Properties, Inc.                                                           541
            18   IMPAC Mortgage Holdings, Inc. (l)                                                    471
            87   InnKeepers USA Trust                                                               1,077
            11   LaSalle Hotel Properties                                                             290
            41   Lexington Corporate Properties Trust (l)                                             892
            52   LTC Properties, Inc. (l)                                                             937
            66   Meristar Hospitality Corp. *                                                         358
            40   MFA Mortgage Investments, Inc.                                                       372
            45   Mid-America Apartment Communities, Inc. (l)                                        1,768
             6   National Health Investors, Inc.                                                      176
            29   NovaStar Financial, Inc. (l)                                                       1,251
             7   Parkway Properties, Inc.                                                             302
            39   Pennsylvania Real Estate Investment Trust (l)                                      1,508
            55   RAIT Investment Trust (l)                                                          1,510
            26   Saul Centers, Inc. (l)                                                               868

                                                                                          ---------------
                                                                                                   22,815
                 RESTAURANTS/FOOD SERVICES -- 1.3%
            17   CBRL Group, Inc.                                                                     603
             5   CEC Entertainment, Inc. *                                                            184
            42   CKE Restaurants, Inc. *                                                              463
             2   Jack in the Box, Inc. * (l)                                                           76
            75   Landry's Restaurants, Inc. (l)                                                     2,054
            11   Rare Hospitality International, Inc. *                                               288
            53   Ryan's Restaurant Group, Inc. *                                                      781

                                                                                          ---------------
                                                                                                    4,449
                 RETAILING -- 4.9%
            11   1-800-FLOWERS.COM, Inc., Class A *                                                    90
           154   Aaron Rents, Inc.                                                                  3,355
            46   Aeropostale, Inc. *                                                                1,200
            40   Asbury Automotive Group, Inc. *                                                      544
            37   Brookstone, Inc. * (l)                                                               705
             8   Brown Shoe Co., Inc.                                                                 198
            83   Cash America International, Inc.                                                   2,033
            10   Charlotte Russe Holding, Inc. *                                                      115
           138   Charming Shoppes, Inc. * (l)                                                         980
             4   Electronics Boutique Holdings Corp. * (l)                                            143
            15   Genesco, Inc. * (l)                                                                  358
            31   Goody's Family Clothing, Inc. (l)                                                    261

             5   Group 1 Automotive, Inc. *                                                           145
            58   Hollywood Entertainment Corp. *                                                      576
            15   Hot Topic, Inc. *                                                                    250
            19   Insight Enterprises, Inc. *                                                          317
             2   Jo-Ann Stores, Inc. * (l)                                                             67
             3   Linens 'N Things, Inc. *                                                              67
            14   MarineMax, Inc. *                                                                    311
             3   Movado Group, Inc.                                                                    49
             8   Movie Gallery, Inc. (l)                                                              140
             6   Nash-Finch Co. (l)                                                                   176
            14   Pathmark Stores, Inc. *                                                               67
            32   ShopKo Stores, Inc. * (l)                                                            550
            42   Stein Mart, Inc. *                                                                   642
            14   The Children's Place Retail Stores, Inc. * (l)                                       328
            27   The J. Jill Group, Inc. * (l)                                                        540
            28   The Pantry, Inc. *                                                                   700
             6   The Sports Authority, Inc. *                                                         128
            10   Too, Inc. *                                                                          188
             9   Trans World Entertainment Corp. *                                                     84
            11   United Auto Group, Inc. (l)                                                          263
            73   Winn-Dixie Stores, Inc. (l)                                                          226
            18   Zale Corp. *                                                                         506
                                                                                          ---------------
                                                                                                   16,302
                 SEMI-CONDUCTORS -- 2.8%
            10   Actel Corp. *                                                                        158
             5   ADE Corp. *                                                                           90
             6   Artisan Components, Inc. * (l)                                                       163
            11   Asyst Technologies, Inc. *                                                            56
             8   ATMI, Inc. * (l)                                                                     158
            17   August Technology Corp. *                                                            118
            58   Axcelis Technologies, Inc. *                                                         480
            22   Brooks Automation, Inc. *                                                            310
            32   Cirrus Logic, Inc. * (l)                                                             151
            48   Credence Systems Corp. * (l)                                                         344
            18   Cymer, Inc. *                                                                        509
            10   Diodes, Inc. *                                                                       252
            23   ESS Technology, Inc. * (l)                                                           160
             9   Exar Corp. *                                                                         125
             7   Genesis Microchip, Inc. * (l)                                                         96
            43   Integrated Silicon Solutions, Inc. * (l)                                             310
            11   IXYS Corp. * (l)                                                                      81
            10   Kopin Corp. *                                                                         42
            20   Lattice Semiconductor Corp. * (l)                                                     99
            24   LTX Corp. *                                                                          129
            27   Mattson Technology, Inc. *                                                           205
            36   Micrel, Inc. *                                                                       372
            27   Microsemi Corp. *                                                                    375
             8   MKS Instruments, Inc. *                                                              123
            23   Mykrolis Corp. *                                                                     229
            16   Omnivision Technologies, Inc. * (l)                                                  228
           136   ON Semiconductor Corp. *                                                             424

            30   Photronics, Inc. * (l)                                                               490
            29   Pixelworks, Inc. * (l)                                                               290
             8   Power Integrations, Inc. * (l)                                                       157
            19   Semitool, Inc. * (l)                                                                 141
            31   Silicon Image, Inc. * (l)                                                            392
            59   Silicon Storage Technology, Inc. * (l)                                               375
             3   Siliconix, Inc. *                                                                    118
            53   Skyworks Solutions, Inc. * (l)                                                       500
             5   Supertex, Inc. *                                                                     101
            44   Transmeta Corp. * (l)                                                                 56
             4   Ultratech, Inc. *                                                                     56
            10   Varian Semiconductor Equipment Associates, Inc. * (l)                                300
            89   Vitesse Semiconductor Corp. * (l)                                                    244
            11   Zoran Corp. *                                                                        174

                                                                                          ---------------
                                                                                                    9,181
                 SHIPPING/TRANSPORTATION -- 0.1%
            14   Swift Transportation Co., Inc. *                                                     232

                 STEEL -- 1.2%
           120   AK Steel Holding Corp. *                                                             980
             8   Gibraltar Steel Corp.                                                                293
            17   Reliance Steel & Aluminum Co.                                                        683
            20   Ryerson Tull, Inc.                                                                   349
             7   Schnitzer Steel Industries, Inc., Class A (l)                                        236
            35   Steel Dynamics, Inc. (l)                                                           1,355

                                                                                          ---------------
                                                                                                    3,896
                 TELECOMMUNICATIONS -- 2.2%
            25   Aeroflex, Inc. *                                                                     267
            77   Alamosa Holdings, Inc. * (l)                                                         592
            45   Arris Group, Inc. *                                                                  237
            36   Aspect Communications *                                                              354
            15   Boston Communications Group * (l)                                                    132
            34   Centennial Communications Corp. *                                                    197
           152   Cincinnati Bell, Inc. * (l)                                                          530
             5   Commonwealth Telephone Enterprises, Inc. * (l)                                       218
            27   CT Communications, Inc.                                                              371
            31   Extreme Networks, Inc. * (l)                                                         138
            65   Finisar Corp. *                                                                       84
            11   Hypercom Corp. * (l)                                                                  81
             4   Interdigital Communications Corp. *                                                   67
            12   Intrado, Inc. *                                                                      124
            67   ITC DeltaCom, Inc. * (l)                                                             296
            45   MasTec, Inc. * (l)                                                                   238
            51   MRV Communications, Inc. *                                                           127
            14   NETGEAR, Inc. * (l)                                                                  176
            51   Primus Telecommunications GP *                                                        75
           194   PTEK Holdings, Inc. *                                                              1,659
            49   Symmetricom, Inc. * (l)                                                              465
            13   Talk America Holdings, Inc. * (l)                                                     67
            21   Tekelec *                                                                            355

            33   Time Warner Telecom, Inc., Class A * (l)                                             158
            31   Westell Technologies, Inc., Class A * (l)                                            158

                                                                                          ---------------
                                                                                                    7,166
                 TELECOMMUNICATIONS EQUIPMENT -- 0.7%
             7   Audiovox Corp., Class A *                                                            109
            11   Brightpoint, Inc. *                                                                  194
            27   C-COR.net Corp. *                                                                    225
             4   Comtech Telecommunications * (l)                                                     103
           169   Corvis Corp. *                                                                       136
             9   Ditech Communications Corp. * (l)                                                    206
            34   Inter-Tel, Inc. (l)                                                                  726
            22   Remec, Inc. * (l)                                                                    104
            76   RF Micro Devices, Inc. * (l)                                                         482
            20   Terayon Communications Systems, Inc. * (l)                                            43

                                                                                          ---------------
                                                                                                    2,328
                 TEXTILES -- 0.5%
            51   Angelica Corp.                                                                     1,274
            15   UniFirst Corp.                                                                       440

                                                                                          ---------------
                                                                                                    1,714

                 TIRE & RUBBER -- 0.6%
            60   Cooper Tire & Rubber Co.                                                           1,200
            69   Goodyear Tire & Rubber Co. * (l)                                                     737

                                                                                          ---------------
                                                                                                    1,937
                 TOYS & GAMES -- 0.6%
            48   RC2 Corp. *                                                                        1,589
            12   Steinway Musical Instruments, Inc. *                                                 318

                                                                                          ---------------
                                                                                                    1,907

                 TRANSPORTATION -- 1.6%
             9   Arkansas Best Corp. (l)                                                              326
            33   Genesee & Wyoming, Inc., Class A *                                                   832
            13   Offshore Logistics, Inc. *                                                           441
             7   Old Dominion Freight Line, Inc. *                                                    193
            22   Overseas Shipholding Group, Inc.                                                   1,091
            34   RailAmerica, Inc. * (l)                                                              377
            43   SCS Transportation, Inc. *                                                           809
            13   The Greenbrier Companies, Inc.                                                       317
             7   US Xpress Enterprises, Inc. *                                                        121
            34   Werner Enterprises, Inc.                                                             655

                                                                                          ---------------
                                                                                                    5,162

                 UTILITIES -- 2.2%
            33   Aquila, Inc. * (l)                                                                   102
            26   Atmos Energy Corp. (l)                                                               655
            24   Avista Corp. (l)                                                                     434
            89   CMS Energy Corp. * (l)                                                               846
            23   El Paso Electric Co. *                                                               376
            16   IDACORP, Inc.                                                                        471
             2   MGE Energy, Inc.                                                                      60
            33   New Jersey Resources Corp.                                                         1,363
            45   PNM Resources, Inc.                                                                1,011

            75   Sierra Pacific Resources * (l)                                                       675
             8   South Jersey Industries, Inc.                                                        363
             2   UIL Holdings Corp.                                                                   103
            32   UniSource Energy Corp. (l)                                                           777
                                                                                          ---------------
                                                                                                    7,236

                 ----------------------------------------------------------------------------------------
                 Total Common Stocks                                                              313,180
                 (Cost $292,725)
                 ----------------------------------------------------------------------------------------

                 INVESTMENT COMPANIES -- 3.5%
            97   I Shares Trust - Russell 2000 Index Fund                                          11,032
            38   Technology Investment Capital Corp.                                                  526

                 ----------------------------------------------------------------------------------------
                 Total Investment Companies                                                        11,558
                 (Cost $10,760)
                 ----------------------------------------------------------------------------------------
                 Total Long-Term Investments                                                      324,738
                 (Cost $303,485)
---------------------------------------------------------------------------------------------------------
                 SHORT - TERM INVESTMENTS -- 1.9%
---------------------------------------------------------------------------------------------------------

                 MONEY MARKET FUND -- 1.9%
         6,259   JPMorgan Prime Money Market Fund (a)                                               6,259
                 (Cost $6,259)
---------------------------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                              $       330,997
                 (COST $309,744)
                 OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%^                                        250
                 NET ASSETS - 100%                                                                331,247
---------------------------------------------------------------------------------------------------------

                 Percentages indicated are based on net assets of $331,247.

    SHARES       COLLATERAL INVESTMENTS                                                       VALUE
---------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUND (c)
           600   Barclays Global Investors Prime Money Market Fund                        $           600

  PRINCIPAL
    AMOUNT
    (USD)
---------------------------------------------------------------------------------------------------------
                 Repurchase Agreement (c)
$       72,913   Cantor Fitzgerald L.P., 1.92%,                                                    72,913
                 dated 9/30/04, due 10/01/04, proceeds $72,917, secured by
                 U.S. Government Agency Securities
                                                                                          ---------------
                                                                                          $        73,513
                                                                                          ---------------

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at September 30, 2004 are as follows (amounts in thousands):

                            GROSS             GROSS        NET UNREALIZED
       AGGREGATE          UNREALIZED        UNREALIZED      APPRECIATION
         COST            APPRECIATION      DEPRECIATION    (DEPRECIATION)
-------------------------------------------------------------------------
$        309,744       $       29,095      $     (7,842)   $       21,253

ABBREVIATIONS:
*    - Non-income producing security.
^    - Amount rounds to less than 0.1%.
(a) - Affiliated. Money market fund registered under the Investment Company Act of 1940, as amended and advised by JPMorgan Fleming Asset Management, Inc.
(c)  - Investment of cash collateral for portfolio securities on loan.
(l) - Security, or portion of a security, has been delivered to counterparty as part of security lending transaction.
USD  - United States Dollar.

FOR A DESCRIPTION OF THE FUND'S ACCOUNTING POLICIES, SEE NOTES TO FINANCIAL STATEMENTS INCLUDED IN THE FUND'S JUNE 30, 2004 SEMI-ANNUAL REPORT.

THE "UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS" LIST ("the List") IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund's fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Fleming Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co.

J.P. Morgan Fund Distributors, Inc.

(C) JPMorgan Chase & Co., 2004.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  J.P. Morgan Mutual Fund Select Group
            --------------------------------------------------------------------

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Stephanie J. Dorsey
                        --------------------------------------------------------
                              Stephanie J. Dorsey, Treasurer

Date                          November 19, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)      /s/ George C.W. Gatch
                        --------------------------------------------------------
                              George C.W. Gatch, President

Date                          November 23, 2004
    ----------------------------------------------------------------------------